FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

15.   FINANCIAL INSTRUMENTS

  From time to time, Agnico-Eagle has entered into financial instruments with several financial institutions in order to hedge underlying cash flow and fair value exposures arising from changes in commodity prices, interest rates, equity prices or foreign currency exchange rates.

  In 2010 and 2011, financial instruments that subjected Agnico-Eagle to market risk and concentration of credit risk consisted primarily of cash and cash equivalents and short-term investments. Agnico-Eagle places its cash and cash equivalents and short-term investments in high quality securities issued by government agencies, financial institutions and major corporations and limits the amount of credit exposure by diversifying its holdings.

  Agnico-Eagle generates almost all of its revenues in US dollars. The Company's Canadian operations, which include the LaRonde, Lapa and Meadowbank mines, and the Meliadine project have Canadian dollar requirements for capital, operating and exploration expenditures. In addition, the Company's Goldex mine, which suspended operations on October 19, 2011, has Canadian dollar requirements.

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011 and 2012.

  During the year, the Company entered into forward contracts with an ineffective cash flow hedging relationship that did not qualify for hedge accounting. The forward contracts hedged $150 million of 2011 expenditures and nil of 2012 expenditures at an average rate of US$1.00 = C$0.99. There were no similar foreign exchange forward contracts in 2010. The hedges that expired during the year resulted in a realized loss of $1.4 million. As of December 31, 2011 all ineffective cash flow hedges had expired.

  The forward contracts with a cash flow hedging relationship that did qualify for hedge accounting, hedged $60 million of 2011 expenditures at an average rate of US$1.00 = C$0.99 and $300 million of 2012 expenditures. $25 million will expire each month during 2012 at an average rate of US$1.00 = C$1.01. There were no similar effective foreign exchange forward contracts in 2010. The $60 million of hedges that expired during the year resulted in a realized loss of $1.5 million. As of December 31, 2011, the Company recognized a mark-to-market loss of $4.4 million in accumulated other comprehensive income (loss). Amounts deferred in accumulated other comprehensive income (loss) are reclassified to Production costs on the statements of income (loss) and comprehensive income (loss), as applicable, when the hedged transaction has occurred. The mark-to-market loss is recorded at fair value based on broker-dealer quotations that utilize period end forward pricing of the currency hedged.

  The Company's other foreign currency derivative strategies in 2011 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars to Canadian dollars. All of these derivative transactions expired prior to year-end such that no derivatives were outstanding as of December 31, 2011. The Company's foreign currency derivative strategy generated $5.0 million in call option premiums for the year ended December 31, 2011 (2010 — $4.9 million) that were recognized in the Gain on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss).

  In addition, the Company recognized a loss of $3.4 million (2010 — $3.1 million) on intra-quarter silver financial instruments associated with timing of sales of silver products during 2011 that were recognized in the "(Gain) loss on derivative financial instruments" line item of the consolidated statements of income (loss) and comprehensive income (loss). There were no silver financial instruments outstanding at December 31, 2011 or December 31, 2010.

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde mine's 2011 production. The purchase of zinc put options was financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company is nil.

  A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc call options were written at a strike price of $2,500 (2010 — $2,500) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc put options were purchased at a strike price of $2,200 (2010 — $2,200) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above $2,500 (2010 — $2,500) per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 — Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments, were recognized in the Gain on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss). All options entered into during the year expired during the year resulting in a realized gain of $3.4 million (2010 — $3.7 million).

  The following table sets out the changes in the Accumulated other comprehensive income (loss) ("AOCI") balances recorded in the consolidated financial statements pertaining to the foreign exchange hedging activities. The fair values, based on calculated mark-to-market valuations, of recorded derivative related assets and liabilities and their corresponding entries to AOCI reflect the netting of the fair values of individual derivative financial instruments.

	2011	2010
AOCI, beginning of year	$—	$—
Loss reclassified from AOCI into production cost	1,459	—
Loss recognized in OCI	(5,863)	—

AOCI, end of year	$(4,404)	$—

  As at December 31, 2011 and 2010, there were no metal derivative positions. The Company may from time to time utilize short-term (including intra-quarter) financial instruments as part of its strategy to minimize risks and optimize returns on its byproduct metal sales.

  Other required derivative disclosures can be found in note 7(e), Accumulated other comprehensive income (loss).

  The following table provides a summary of the amounts recognized in the Gain on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss):

	2011	2010	2009
Premiums realized on written foreign exchange call options	$4,995	$4,845	$4,494
Realized gain on foreign exchange extendible flat forward	—	1,797	—
Realized loss on foreign exchange forwards	(1,407)	—	—
Realized gain on foreign exchange collar	—	711	—
Mark-to-market gain on foreign exchange extendible flat forward	—	142	—
Realized gain (loss) on zinc financial instruments	3,419	3,733	(752)
Realized gain (loss) on copper financial instruments	79	(558)	(150)
Realized loss on silver financial instruments	(3,403)	(3,058)	—

	$3,683	$7,612	$3,592

  Agnico-Eagle's exposure to interest rate risk at December 31, 2011 relates to its cash and cash equivalents, short-term investments and restricted cash totaling $221.5 million (2010 — $104.6 million) and the Credit Facility. The Company's short-term investments and cash equivalents have a fixed weighted average interest rate of 0.61% (2010 — 0.56%).

  The fair values of Agnico-Eagle's current financial assets and liabilities approximate their carrying values as at December 31, 2011.